RECEIVABLES (Tables)	9 Months Ended
Sep. 30, 2025
Schedule Of Amounts Receivable
SCHEDULE OF AMOUNTS RECEIVABLE

As at	September 30, 2025	December 31, 2024
Trade accounts receivable	$1,135,754	$674,998
Sales tax receivable	113,801	54,592
	$1,249,555	$729,590
Current portion	$1,249,555	$573,390
Long term portion	-	156,200
	$1,249,555	$729,590

SCHEDULE OF PROVISION FOR DOUBTFUL ACCOUNTS

Expected credit loss

Balance at December 31, 2023	289,495
Increase during the year	140,011
Balance at December 31, 2024	429,506
Decrease during the period	(11,882)
Balance at September 30, 2025	$417,624